UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4766

Dreyfus Premier California Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	7/31/04

SSL-DOCS2 70134233v1

FORM N-CSR

Item 1.	Reports to Stockholders.
Dreyfus Premier
California Municipal
Bond Fund

SEMIANNUAL REPORT July 31, 2004

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Premier
California Municipal Bond Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier California Municipal Bond Fund covers the six-month period from February 1, 2004, through July 31, 2004. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Joseph Darcy.

The U.S. economy has increasingly shown signs of sustainable growth during the reporting period, causing heightened volatility in the municipal bond market. As it became clearer that a strong job market and higher energy prices might lead to renewed inflationary pressures, the Federal Reserve Board raised short-term interest rates by 25 basis points at its meeting in late June.This shift in monetary policy represents the first increase in short-term rates in more than four years, and many analysts believe that additional, gradual increases are likely to follow.

For many investors, the move to a less accommodative monetary policy marks the beginning of a new phase in the economic cycle. At times such as these, when market conditions are in a period of transition, we believe it is especially important for you to stay in close contact with your financial advisor, who can help you position your portfolio in a way that is designed to respond to the challenges and opportunities of today’s changing investment environment.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
August 16, 2004

DISCUSSION OF FUND PERFORMANCE

Joseph Darcy, Portfolio Manager

How did Dreyfus Premier California Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended July 31, 2004, the fund achieved total returns of –0.16% for Class A shares, –0.41% for Class B shares and –0.61% for Class C shares.1 In comparison, the Lehman Brothers Municipal Bond Index, the fund’s benchmark, achieved a total return of 0.06% for the same period.2 In addition, the fund is reported in the Lipper California Municipal Debt Funds category. The average total return for all funds reported in the Lipper category was –0.12%.3

California’s municipal bonds were affected during the reporting period by an easing of the state’s fiscal crisis, rising interest rates, terrorism concerns and, later in the reporting period, questions regarding the strength of the U.S. economy.While the fund’s relatively long average duration enabled it to participate fully in market strength during the summer of 2004, this posture caused it to marginally underper-form its Lipper category average for the entire reporting period. In addition, the fund’s performance lagged that of its benchmark, which contains bonds from many states, not just California, and does not reflect fees and other expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and California state personal income taxes.The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The portfolio manager may buy and sell bonds based on credit quality, financial outlook and yield potential. In selecting municipal bonds for

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

investment, the portfolio manager may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value. The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The reporting period was characterized by heightened volatility. In the winter of 2004, bonds generally rallied when inflationary pressures remained low despite the recovering economy. In the spring, however, bond prices fell when rising energy prices and renewed strength in the job markets led many investors to believe that the Federal Reserve Board (the “Fed”) would raise short-term interest rates to forestall potential inflationary pressures. Indeed, in late June the Fed raised the federal funds rate by 25 basis points to 1.25%. In July, however, weaker-than-expected employment statistics and other factors caused investors’ inflation concerns to ease, and bond prices rallied.

The fund also was influenced by a stronger California economy, which alleviated some of the state’s fiscal pressures. In addition, voter approval of a deficit-reduction debt package in March enabled California to avoid a more severe fiscal crisis. While these larger deficit financings dominated the landscape of new issues, the supply of other California tax-exempt securities declined at the same time that investors became more comfortable with the state’s uninsured debt. As a result, California municipal bond prices rose more sharply than those of most other states over the reporting period.

In this volatile environment, we maintained our focus on income-oriented securities from local school districts and revenue-producing, essential services facilities, which we believed would hold more of their value during periods of weakness.We generally preferred longer-term securities with full coupons, no provisions for early redemptions and strong liquidity characteristics. We took a more opportunistic approach to the state’s uninsured general obligation debt, buying when we believed values were attractive and selling after prices rose.

Our focus on longer-term, non-callable securities helped keep the fund’s average duration in a range that generally was longer than its Lipper category average. This position helped the fund participate more fully in the market’s July rally.

What is the fund’s current strategy?

Although we remain concerned about the potential effects of higher interest rates, we also recognize that the U.S. economy could weaken if terrorism concerns and high energy prices persist. Accordingly, we have continued to employ a relatively cautious approach, replacing maturing and called holdings with securities that we believe can more effectively withstand periods of price weakness. We also have attempted to manage risks by diversifying the fund’s holdings more broadly among bonds of various maturities. In our view, these are prudent strategies in the currently unsettled market environment.

August 16, 2004

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 31, 2005, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund.

3	SOURCE: LIPPER INC. — Category average returns reflect the fees and expenses of the funds comprising the average.

The Fund 5

U N D E R S TA N D I N G Y O U R F U N D’S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier California Municipal Bond Fund from February 1, 2004 to July 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2004
Class A		Class B	Class C

Expenses paid per $1,000†	$4.82	$7.34	$8.63
Ending value (after expenses)	$998.40	$995.90	$993.90
COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)
Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2004
		Class A	Class B	Class C

Expenses paid per $	1,000†	$4.87	$7.42	$8.72
Ending value (after expenses)		$1,020.04	$1,017.50	$1,016.21

† Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 7/31/04.The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

STATEMENT OF INVESTMENTS
July 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments—98.5%	Amount ($)		Value ($)

California—89.4%
Abag Finance Authority for Nonprofit Corporations, Revenue:
Multi Family Housing
(Central Park Apartments) 5.50%, 7/1/2019	1,010,000		1,045,754
(Sansum-Santa Barbara Medical) 5.50%, 4/1/2021	1,500,000		1,567,095
Alameda County, COP 9.48%, 12/1/2013 (Insured; MBIA)	5,000,000	[a,b]	6,066,800
State of California
6.125%, 10/1/2011 (Insured; FGIC)	2,875,000		3,351,675
California Department of Water Resources, Power
Supply Revenue 5.375%, 5/1/2018 (Insured; AMBAC)	2,500,000		2,706,300
California Educational Facilities Authority, Revenue
(Santa Clara University) 5.25%, 9/1/2026	4,660,000		4,862,290
California Health Facilities Financing Authority, Revenue
(Cedars-Sinai Medical Center) 6.25%, 12/1/2034	5,210,000		5,527,237
California Housing Finance Agency, Home
Mortgage Revenue 6.15%, 8/1/2016	270,000		270,035
California Pollution Control Financing Authority, PCR
(Southern California Edison Co.) 2%, 3/1/2006	3,500,000		3,475,360
California Statewide Communities Development
Authority, COP (Motion Picture and TV Fund)
6.45%, 1/1/2022 (Insured; AMBAC)	2,500,000		2,555,325
Capistrano Unified School District
(Unified School Improvement District Number 1)
6%, 8/1/2024 (Insured; FGIC)	2,075,000		2,329,416
Central California Joint Powers Health Financing Authority,
Facilities COP (Community Hospitals of Central California):
6%, 2/1/2030	2,000,000		2,031,940
5.75%, 2/1/2031	3,500,000		3,492,895
Contra Costa County Water District, Water Revenue
6%, 10/1/2011 (Insured; MBIA) (Prerefunded 10/1/2004)	1,475,000	[c]	1,516,639
Cucamonga County Water District, COP
5.25%, 9/1/2025 (Insured; FGIC)	5,555,000		5,737,593
Delano, COP (Delano Regional Medical Center)
5.25%, 1/1/2018	3,500,000		3,320,450
Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2018 (Insured; FGIC)	1,660,000		1,846,318
Escondido Improvement Board 5.70%, 9/2/2026	970,000		974,190
Fullerton California Community Facilities District No. 1,
Special Tax (Amerige Heights) 6.10%, 9/1/2022	1,000,000		1,023,420
High Desert Memorial Health Care District, Revenue
5.40%, 10/1/2011	2,500,000		2,455,725

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

		Principal
Long-Term Municipal Investments (continued)		Amount ($)	Value ($)

California (continued)
Madera County, COP (Valley Children’s Hospital)
6.50%, 3/15/2009 (Insured; MBIA)		3,370,000	3,879,308
Murrieta Unified School District
Zero Coupon, 9/1/2021 (Insured; FGIC)		4,950,000	2,071,130
Natomas Unified School District
5.95%, 9/1/2021 (Insured; MBIA)		2,500,000	2,926,225
Northern California Power Agency, Public Power
Revenue (Hydroelectric Project No. 1)
6.30%, 7/1/2018 (Insured; MBIA)		6,000,000	7,227,900
Orange County Community Facilities District No. 2003-1
Special Tax (Ladera Ranch):
6%, 8/15/2032		1,000,000	1,013,410
5.625%, 8/15/2034		2,500,000	2,499,925
Riverside County, SFMR 7.80%, 5/1/2021 (Insured; GNMA)		1,250,000	1,680,800
San Diego County, COP (Burnham Institute)
6.25%, 9/1/2029		2,800,000	2,863,224
San Diego Unified School District
Zero Coupon, 7/1/2017 (Insured; FGIC)		2,325,000	1,257,360
San Francisco City and County, COP (Bruno Jail #3)
5.25%, 10/1/2021 (Insured; AMBAC)		2,985,000	3,144,011
Ventura County Community College District
5.50%, 8/1/2023 (Insured; MBIA)		2,000,000	2,160,460
West Basin Municipal Water District, Revenue,
COP 5.25%, 8/1/2017 (Insured; MBIA)		2,000,000	2,159,960
West Covina Redevelopment Agency, Community
Facilities District Special Tax 6%, 9/1/2022		3,000,000	3,469,500
U.S. Related—9.1%
Puerto Rico Commonwealth Highway and Transportation
Authority, Revenue 5.50%, 7/1/2013 (Insured; MBIA)		4,750,000	5,404,028
Virgin Islands Public Finance Authority, Revenue
7.30%, 10/1/2018		3,100,000	3,986,321

Total Investments (cost $	95,292,601)	98.5%	101,900,019
Cash and Receivables (Net)		1.5%	1,540,317
Net Assets		100.0%	103,440,336

Summary of Abbreviations
AMBAC	American Municipal Bond	MBIA	Municipal Bond Investors
	Assurance Corporation		Assurance Insurance
COP	Certificate of Participation		Corporation
FGIC	Financial Guaranty Insurance	PCR	Pollution Control Revenue
	Company	SFMR	Single Family Mortgage
GNMA	Government National Mortgage		Revenue
Association
Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)

AAA		Aaa		AAA	60.9
AA		Aa		AA	3.7
A		A		A	11.2
BBB		Baa		BBB	16.4
Not Rated [d]		Not Rated [d]		Not Rated [d]	7.8
					100.0

a Inverse floater security—the interest rate is subject to change periodically.

b	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At July 31, 2004, this security amounted to $6,066,800 or 5.9% of net assets.

c	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
Portfolio Summary (Unaudited)†
	Value (%)		Value (%)

Health Care	21.5	Transportation	5.2
Lease Revenue	11.4	Education	4.7
Special Tax	10.9	Utility-Water & Sewer	3.9
City-Municipal General Obligation	10.4	State/Territory General Obligation	3.2
Utility-Electric Revenue	9.6	Other	10.8
Pre-Refunded Municipal	6.9		98.5
†	Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	95,292,601	101,900,019
Receivable for investment securities sold		2,117,056
Interest receivable		1,570,965
Receivable for shares of Beneficial Interest subscribed		9,698
Prepaid expenses		10,391
		105,608,129

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		70,792
Cash overdraft due to Custodian		1,893,393
Payable for shares of Beneficial Interest redeemed		175,337
Accrued expenses		28,271
		2,167,793

Net Assets ( $)		103,440,336

Composition of Net Assets ($):
Paid-in capital		101,717,197
Accumulated undistributed investment income—net		42,219
Accumulated net realized gain (loss) on investments		(4,926,498)
Accumulated net unrealized appreciation
(depreciation) on investments		6,607,418

Net Assets ( $)		103,440,336
Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	89,600,494	11,650,382	2,189,460
Shares Outstanding	7,280,026	946,559	177,261

Net Asset Value Per Share ($)	12.31	12.31	12.35

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended July 31, 2004 (Unaudited)

Investment Income ($):
Interest Income	2,811,036
Expenses:
Management fee—Note 3(a)	308,967
Shareholder servicing costs—Note 3(c)	171,194
Distribution fees—Note 3(b)	39,928
Professional fees	23,907
Registration fees	15,751
Prospectus and shareholders’ reports	12,694
Custodian fees	8,220
Trustees’ fees and expenses—Note 3(d)	2,941
Loan commitment fees—Note 2	323
Miscellaneous	6,151
Total Expenses	590,076
Less—reduction in management fee
due to undertaking—Note 3(a)	(10,175)
Less—expense reduction in custody fees
due to earnings credits—Note 1(b)	(2,538)
Net Expenses	577,363
Investment Income—Net	2,233,673

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	170,425
Net unrealized appreciation (depreciation) on investments	(2,825,081)
Net Realized and Unrealized Gain (Loss) on Investments	(2,654,656)
Net (Decrease) in Net Assets Resulting from Operations	(420,983)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004	Year Ended
	(Unaudited)	January 31, 2004

Operations ($):
Investment income—net	2,233,673	5,033,011
Net realized gain (loss) on investments	170,425	883,206
Net unrealized appreciation
(depreciation) on investments	(2,825,081)	1,341,824
Net Increase (Decrease) in Net Assets
Resulting from Operations	(420,983)	7,258,041

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,967,871)	(4,376,513)
Class B shares	(220,416)	(551,546)
Class C shares	(38,246)	(92,624)
Total Dividends	(2,226,533)	(5,020,683)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	4,587,023	13,630,598
Class B shares	83,246	2,283,338
Class C shares	344,888	1,374,109
Dividends reinvested:
Class A shares	1,137,468	2,265,927
Class B shares	142,861	327,397
Class C shares	16,947	27,789
Cost of shares redeemed:
Class A shares	(15,282,633)	(23,610,650)
Class B shares	(1,843,526)	(5,738,222)
Class C shares	(639,186)	(1,513,128)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(11,452,912)	(10,952,842)
Total Increase (Decrease) in Net Assets	(14,100,428)	(8,715,484)

Net Assets ($):
Beginning of Period	117,540,764	126,256,248
End of Period	103,440,336	117,540,764

See notes to financial statements.

	Six Months Ended
	July 31, 2004	Year Ended
	(Unaudited)	January 31, 2004

Capital Share Transactions:
Class Aa
Shares sold	365,825	1,094,089
Shares issued for dividends reinvested	91,895	181,035
Shares redeemed	(1,241,293)	(1,889,514)
Net Increase (Decrease) in Shares Outstanding	(783,573)	(614,390)

Class Ba
Shares sold	6,707	183,397
Shares issued for dividends reinvested	11,538	26,159
Shares redeemed	(149,103)	(459,713)
Net Increase (Decrease) in Shares Outstanding	(130,858)	(250,157)

Class C
Shares sold	28,424	109,365
Shares issued for dividends reinvested	1,368	2,210
Shares redeemed	(52,110)	(120,480)
Net Increase (Decrease) in Shares Outstanding	(22,318)	(8,905)

a During the period ended July 31, 2004, 10,777 Class B shares representing $132,166 were automatically converted to 10,778 Class A shares and during the period ended January 31, 2004, 57,905 Class B shares representing $711,530 were automatically converted to 57,906 Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	July 31, 2004			Year Ended January 31,

Class A Shares	(Unaudited)		2004	2003	2002[a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	12.58		12.36	12.21	12.27	11.13	12.78
Investment Operations:
Investment income net	.25[b]		.53[b]	.55[b]	.54[b]	.55	.54
Net realized and unrealized
gain (loss) on investments	(.27)		.22	.15	(.06)	1.14	(1.59)
Total from Investment Operations	(.02)		.75	.70	.48	1.69	(1.05)
Distributions:
Dividends from investment
income—net	(.25)		(.53)	(.55)	(.54)	(.55)	(.54)
Dividends from net realized
gain on investments	—		—	—	—	—	(.06)
Total Distributions	(.25)		(.53)	(.55)	(.54)	(.55)	(.60)
Net asset value, end of period	12.31		12.58	12.36	12.21	12.27	11.13

Total Return (%) [c]	(.16)	[d]	6.13	5.83	4.00	15.54	(8.42)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[e]		.96	.95	.93	.96	.95
Ratio of net expenses
to average net assets	.95[e]		.96	.95	.93	.95	.95
Ratio of net investment income
to average net assets	4.05[e]		4.21	4.47	4.43	4.71	4.47
Portfolio Turnover Rate	9.86[d]		21.26	19.30	33.88	12.58	54.74

Net Assets, end of period
($ X 1,000)	89,600	101,463		107,259	115,294	119,130	115,926

a As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per share data and ratios/ supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

b Based on average shares outstanding at each month end. c Exclusive of sales charge. d Not annualized. e Annualized.

See notes to financial statements.

	Six Months Ended
	July 31, 2004		Year Ended January 31,

Class B Shares	(Unaudited)	2004	2003	2002[a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	12.58	12.36	12.21	12.27	11.14	12.79
Investment Operations:
Investment income—net	.22[b]	.46[b]	.48[b]	.48[b]	.49	.47
Net realized and unrealized
gain (loss) on investments	(.27)	.22	.16	(.06)	1.13	(1.59)
Total from Investment Operations	(.05)	.68	.64	.42	1.62	(1.12)
Distributions:
Dividends from investment
income—net	(.22)	(.46)	(.49)	(.48)	(.49)	(.47)
Dividends from net realized
gain on investments	—	—	—	—	—	(.06)
Total Distributions	(.22)	(.46)	(.49)	(.48)	(.49)	(.53)
Net asset value, end of period	12.31	12.58	12.36	12.21	12.27	11.14

Total Return (%) [c]	(.41)[d]	5.60	5.30	3.48	14.86	(8.89)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.48[e]	1.47	1.45	1.43	1.47	1.46
Ratio of net expenses
to average net assets	1.46[e]	1.46	1.45	1.43	1.45	1.46
Ratio of net investment income
to average net assets	3.55[e]	3.71	3.94	3.90	4.21	3.92
Portfolio Turnover Rate	9.86[d]	21.26	19.30	33.88	12.58	54.74

Net Assets, end of period
($ X 1,000)	11,650	13,558	16,410	13,320	12,171	13,518

a As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.89% to 3.90%. Per share data and ratios/ supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation

b Based on average shares outstanding at each month end. c Exclusive of sales charge. d Not annualized. e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	July 31, 2004		Year Ended January 31,

Class C Shares	(Unaudited)	2004	2003	2002[a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	12.63	12.41	12.26	12.31	11.17	12.82
Investment Operations:
Investment income—net	.20[b]	.43[b]	.46[b]	.46[b]	.47	.45
Net realized and unrealized
gain (loss) on investments	(.28)	.22	.15	(.06)	1.14	(1.59)
Total from Investment Operations	(.08)	.65	.61	.40	1.61	(1.14)
Distributions:
Dividends from investment
income—net	(.20)	(.43)	(.46)	(.45)	(.47)	(.45)
Dividends from net realized
gain on investments	—	—	—	—	—	(.06)
Total Distributions	(.20)	(.43)	(.46)	(.45)	(.47)	(.51)
Net asset value, end of period	12.35	12.63	12.41	12.26	12.31	11.17

Total Return (%) [c]	(.61)[d]	5.33	5.03	3.32	14.64	(9.07)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74[e]	1.71	1.70	1.67	1.71	1.70
Ratio of net expenses
to average net assets	1.71[e]	1.71	1.70	1.67	1.69	1.70
Ratio of net investment income
to average net assets	3.29[e]	3.44	3.67	3.68	3.95	3.73
Portfolio Turnover Rate	9.86[d]	21.26	19.30	33.88	12.58	54.74

Net Assets, end of period
($ X 1,000)	2,189	2,520	2,587	1,414	1,558	1,169

a As required, effective February 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on a scientific basis for debt securities on a daily basis.The effect of this change for the period ended January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.67% to 3.68%. Per share data and ratios/ supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation

b Based on average shares outstanding at each month end. c Exclusive of sales charge. d Not annualized. e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier California Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. Treasury securities) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.Income and capital gain distributions are determined in accordance with incomes tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $5,080,923 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2004. If not applied, $699,453 of the carryover expires in fiscal 2008, $2,576,033 expires in fiscal 2009, $500,850 expires in fiscal 2010 and $1,304,587 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2004 was as follows: tax exempt income $5,020,683. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended July 31, 2004, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from February 1, 2004 through January 31, 2005, to reduce the management fee paid by the fund to the extent that, if the fund’s aggregate annual expenses, exclusive of Rule 12b-1 distribution plan fees, taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .97 of 1% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $10,175 during the period ended July 31, 2004.

During the period ended July 31, 2004, the Distributor retained $15,049 from commissions earned on sales of the fund’s Class A shares, and $19,021 and $19 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of

1% of the value of the average daily net assets of Class C shares. During the period ended July 31, 2004, Class B and Class C shares were charged $31,170 and $8,758, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2004, Class A, Class B and Class C shares were charged $121,935, $15,585 and $2,919, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended July 31, 2004, the fund was charged $15,443 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $49,734, Rule 12b-1 distribution plan fees $6,366 and shareholder services plan fees $22,606, which are offset against an expense reimbursement currently in effect in the amount of $7,914.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended July 31, 2004, amounted to $10,748,395 and $20,190,427, respectively.

At July 31, 2004, accumulated net unrealized appreciation on investments was $6,607,418, consisting of $6,799,057 gross unrealized appreciation and $191,639 gross unrealized depreciation.

At July 31, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the “Investment Advisers”), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds,and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contracts with the Dreyfus funds.

NOTE 6—Subsequent Event:

On May 12, 2004, the fund’s Board of Trustees approved an Agreement and Plan of Reorganization, subject to the approval of shareholders on or about October 12, 2004, under which all of the fund’s assets will be transferred in a tax-free reorganization to Dreyfus California Tax Exempt Bond Fund, Inc.

The Fund 23

NOTES

For More Information

Dreyfus Premier
California Municipal
Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286
Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Beginning with the fund’s fiscal quarter ending October 31, 2004, the fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

© 2004 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not Applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies
and Affiliated Purchasers.
Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 10.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

SSL-DOCS2 70134233v1

Item 11. Exhibits.

(a)(1) not applicable

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SSL-DOCS2 70134233v1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California Municipal Bond Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70134233v1